Finance Costs - Net	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Costs Net [Abstract]
Finance Costs - Net [Text Block]

11. Finance Costs - Net

Details of net finance costs are as follows:

	Year ended December 31,
	2021	2020
Debt accretion and interest:
Convertible debt (Note 8)	$2,631	$835
Promissory note (Note 9)	1,066	1,128
Environmental rehabilitation accretion (Note 6)	1,934	2,083
Restricted deposit (gain)/loss (Note 6)	(1,322)	(1,527)
Cash interest income	(10)	(23)
Other finance costs	40	(1,452)
Finance costs - net	$4,339	$1,044